Summary of Long-term Investments (Parenthetical) (Detail) $ in Thousands, ¥ in Millions			1 Months Ended				12 Months Ended
		Dec. 29, 2018 CNY (¥)	Apr. 30, 2018 USD ($)	Apr. 30, 2018 CNY (¥)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 USD ($)	Mar. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Nov. 30, 2017 USD ($)	Nov. 30, 2017 CNY (¥)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2016 USD ($)	Sep. 30, 2016 CNY (¥)
Investment Holdings [Line Items]
Net investment loss							$ (1,484)	$ (172)		$ (153)
Unrealized holding gain in other comprehensive income							1,375	2,599		173
Impairment loss on equity method investment							6,920	2,835		679
Share Transfer Agreement [Member]
Investment Holdings [Line Items]
Percentage of ownership interest		40.00%
Percentage Of Transfer Of Equity Ownership		40.00%
Equity Method Investmenst Consideration For Transfers | ¥		¥ 35.9							¥ 5,020.0
Hangzhou Wanting Technology Co Ltd [Member]
Investment Holdings [Line Items]
Cost method investment										$ 4,986		$ 2,405	¥ 16.0			¥ 33.2
Equity ownership interest										20.72%		10.00%	10.00%			20.72%
Net investment loss							$ 309	359
Equity method inverstments	[1]							6,819
Beijing Yousian Technology Co Ltd. (''Beijing Yousian'')
Investment Holdings [Line Items]
Cost method investment					$ 632						¥ 3.3
Equity ownership interest					15.00%						15.00%
Contingent consideration					$ 3,276	¥ 22.5
Chongqing Moses Robots Co Ltd [Member]
Investment Holdings [Line Items]
Equity ownership interest														10.00%	10.00%
Equity method inverstments														$ 1,503	¥ 10.0
Percentage of ownership interest							15.00%
Share compensation, percentage							5.00%
Unrealized holding gain in other comprehensive income							$ 1,070	1,917
Beijing Teacheredu [Member]
Investment Holdings [Line Items]
Equity ownership interest												14.50%	14.50%
Equity method inverstments												$ 11,119	¥ 80.0
Niuke Technology [Member]
Investment Holdings [Line Items]
Equity ownership interest			10.65%	10.65%													8.50%	8.50%
Contingent consideration			$ 655	¥ 4.5
Equity method inverstments																	$ 639	¥ 4.3
Percentage of ownership interest			3.00%	3.00%
Unrealized holding gain in other comprehensive income							170	884
Other Investments [Member]
Investment Holdings [Line Items]
Net investment loss							47	(61)		$ 153
Unrealized holding gain in other comprehensive income							135	$ 218
Beijing Champion Yuanjian Education Technology Co [Member]
Investment Holdings [Line Items]
Net investment loss							658
Equity method inverstments	[2]						$ 2,488
Maximum | Beijing Champion Yuanjian Education Technology Co [Member]
Investment Holdings [Line Items]
Percentage Of Transfer Of Equity Ownership		60.00%

[1]	In January, August and September 2017, the Group invested an aggregated of RMB33.2 million (US$4,986) in exchange for preferred shares representing 20.72% equity interest in Hangzhou Wanting. Hangzhou Wanting offers comprehensive simulation-based learning platform to college students to master critical engineering and construction skills. The investment was classified as a cost method investment before adoption of ASU 2016-01, as the Group determined that the preferred shares were not in-substance common share due to certain liquidation preferences. In December 2017, the Group further entered into a share transfer agreement with certain shareholders of Hangzhou Wanting, to purchase an additional 10% equity interest in Hangzhou Wanting, with redemption right, for a consideration of RMB16.0 million (US$2,405). Upon the expiration of the redemption right in April 2018, its preferred shares became in-substance common shares. The Group applied equity method to account for the investment, because the Group has the ability to exercise significant influence but does not have control over the investee. The Group shared loss of US$359 and US$309 from Hangzhou Wanting for the year ended September 30, 2018 and 2019, respectively. During the year ended September 30, 2019, the Group determined that Hangzhou Wanting Technology encountered going concern issue due to its failure to obtain a new round capital investment, poor operating result and insufficient future net cash flow. As a result, the Group fully impaired the investment and US$6,374 was recorded in impairment loss from long-term investments during the year ended September 30, 2019.
[2]	On December 29, 2018, the Group entered into a Share Transfer Agreement with Beijing Zhengbao TongChuang Technology Co., Ltd (“TongChuang”) and Beijing Zhengbao TongCheng Co., Ltd (“TongCheng”), to transfer 60% equity interest of Champion Tax Advisory to its key employees, for a total consideration of RMB35.9 million (US$5,020) (refer to note 17). Upon the completion of the share transfer, the Group holds 40% of the Champion Tax Advisory, which was subsequently renamed as Yuanjian. The Group maintains significant influence over Yuanjian, and therefore, the remaining 40% equity interest retained was accounted for as an equity method investment. The Group shared loss of US$658 from Yuanjian during the year ended September 30, 2019.